CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended		18 Months Ended	24 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Cash flows from operating activities:
Net loss	$ (1,880)	$ (2,751)	$ (1,863)	$ (1,401)	$ (3,264)	$ (5,144)
Adjustments to reconcile net loss to net cash used in operating activities:
Decrease (Increase) in other account receivables	178	(478)	(255)	(3)	(258)	(80)
Increase (Decrease) in other account payables and accrued expenses	20	(82)	39	160	199	219
Increase in related company balance	893	0	(212)	140	(72)	821
Changes in fair value of the derivative related to service agreement	(64)	1,674	(966)	1,048	82	18
Realized loss from sale of investments in Parent Company	26	0				26
Other than temporary impairment of investment in Parent Company	0	0	323	0	323	323
Stock based compensation	436	133	220	0	220	656
Net cash used in operating activities	(391)	(1,504)	(2,714)	(56)	(2,770)	(3,161)
Cash flows from investing activities:
Proceed from sale of shares, net	511	0				511
Purchase of property and equipment	(2)	0				(2)
Net cash provided by investing activities	509	0				509
Cash flows from financing activities:
Proceeds from issuance of Common Stock and warrants, net	0	0	0	3,497	3,497	3,497
Net cash provided by financing activities	0	0	0	3,497	3,497	3,497
Change in cash and cash equivalents	118	(1,504)	(2,714)	3,441	727	845
Cash and cash equivalents at the beginning of the period	727	3,441	3,441	0	0	0
Cash and cash equivalents at the end of the period	$ 845	$ 1,937	$ 727	$ 3,441	$ 727	$ 845